Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of revenues disaggregation
The following tables present revenues disaggregated by contract duration for the three and six month periods ended June 30, 2024 and July 2, 2023, respectively. Long-term and short-term contracts consist of contracts with customers with terms greater than one year and less than or equal to one year, respectively.

	Three Months Ended June 30, 2024
(Amounts in thousands)	Park Admissions	Park Food, Merchandise and Other	Sponsorship, International Agreements and Accommodations	Total
Long-term contracts	$21,045	$3,312	$8,613	$32,970
Short-term contracts and other(1)	207,185	191,968	6,370	405,523
Total revenues	$228,230	$195,280	$14,983	$438,493

	Three Months Ended July 2, 2023
(Amounts in thousands)	Park Admissions	Park Food, Merchandise and Other	Sponsorship, International Agreements and Accommodations	Total
Long-term contracts	$12,066	$1,423	$6,807	$20,296
Short-term contracts and other (1)	226,897	189,369	7,145	423,411
Total revenues	$238,963	$190,792	$13,952	$443,707

	Six Months Ended June 30, 2024
(Amounts in thousands)	Park Admissions	Park Food, Merchandise and Other	Sponsorship, International Agreements and Accommodations	Total
Long-term contracts	$34,920	$4,368	$10,572	$49,860
Short-term contracts and other(1)	264,111	245,309	12,504	521,924
Total revenues	$299,031	$249,677	$23,076	$571,784

	Six Months Ended July 2, 2023
(Amounts in thousands)	Park Admissions	Park Food, Merchandise and Other	Sponsorship, International Agreements and Accommodations	Total
Long-term contracts	$16,927	$1,963	$13,570	$32,460
Short-term contracts and other (1)	298,339	241,615	13,483	553,437
Total revenues	$315,266	$243,578	$27,053	$585,897
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(1)Other revenues primarily include sales of single-use tickets and short-term transactional sales for which Former Six Flags has the right to invoice.